SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Accounting Policies [Abstract]
Revenues	$ 32,207,262	$ 251,216,649	$ 181,830,126	$ 141,372,358
Cost of revenues	(28,050,417)	(218,793,249)	(156,575,791)	121,462,858
Gross profit	4,156,845	32,423,400	25,254,335	19,909,500
Operating expenses:
Selling and marketing expenses	(2,444,836)	(31,627,720)	(2,776,713)	(1,024,598)
General and administrative expenses	(3,119,489)	(24,332,020)	(8,527,081)	(4,989,693)
Total operating expenses	(7,174,325)	(55,959,740)	(11,303,794)	(6,014,291)
Operating income / (loss)	$ (3,017,480)	$ (23,536,340)	$ 13,950,541	$ 13,895,209